T. ROWE PRICE Retirement Income 2025 Fund
March 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
12/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
3/31/26
(Cost and value in $000s)
BOND FUNDS 44.8%
T. Rowe Price Funds:
New Income Fund  3,073 720 163 451,616 3,586
Limited Duration Inflation Focused
Bond Fund  2,254 512 120 567,993 2,658
International Bond Fund (USD
Hedged)  1,125 273 61 156,223 1,318
Dynamic Global Bond Fund  667 175 37 106,597 783
Emerging Markets Bond Fund  576 152 31 70,727 680
U.S. Treasury Long-Term Index
Fund  562 87 28 86,420 613
High Yield Fund  490 86 26 91,666 541
Dynamic Credit Fund  255 49 15 32,843 286
Floating Rate Fund  162 29 9 19,748 179
Total Bond Funds (Cost $10,689) 10,644
EQUITY FUNDS 54.1%
T. Rowe Price Funds:
Value Fund  1,706 277 90 39,505 1,975
Growth Stock Fund  1,675 431 95 18,410 1,803
Hedged Equity Fund  1,188 180 61 99,691 1,273
Equity Index 500 Fund  1,121 271 206 6,708 1,136
U.S. Large-Cap Core Fund  1,018 156 104 24,716 1,041
International Value Equity Fund  1,008 143 161 41,919 1,013
Overseas Stock Fund  827 142 63 55,799 902
Real Assets Fund  766 112 103 44,017 844
International Stock Fund  727 118 38 38,608 783
Emerging Markets Discovery Stock
Fund  342 49 16 20,760 389
Mid-Cap Value Fund  353 49 36 11,362 380
Emerging Markets Stock Fund  322 44 15 7,937 360
Mid-Cap Growth Fund  344 49 22 3,778 357
Small-Cap Value Fund  193 30 10 4,133 221
New Horizons Fund (3) 186 48 11 4,132 220
Small-Cap Stock Fund  128 70 20 3,068 179
Total Equity Funds (Cost $12,131) 12,876

T. ROWE PRICE Retirement Income 2025 Fund

$ Value
12/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
3/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds  1.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (4) 683 292 683 291,564 292
Total Short-Term Investments (Cost $292) 292
Total Investments in Securities 100.1%
(Cost $23,112) $ 23,812
Other Assets Less Liabilities (0.1)% (31)
Net Assets 100.0% $ 23,781
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $55 and $57, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (3) $ 5
Dynamic Global Bond Fund  — (22) 6
Emerging Markets Bond Fund  — (17) 11
Emerging Markets Discovery Stock Fund  — 14 —
Emerging Markets Stock Fund  — 9 —
Equity Index 500 Fund  — (50) 3
Floating Rate Fund  — (3) 3
Growth Stock Fund  (7) (208) —
Hedged Equity Fund  (1) (34) —
High Yield Fund  — (9) 9
International Bond Fund (USD Hedged)  — (19) 12
International Stock Fund  (3) (24) —
International Value Equity Fund  7 23 —
Limited Duration Inflation Focused Bond Fund  (2) 12 11
Mid-Cap Growth Fund  (1) (14) —
Mid-Cap Value Fund  1 14 —
New Horizons Fund  — (3) —
New Income Fund  (1) (44) 40
Overseas Stock Fund  1 (4) —
Real Assets Fund  9 69 —
Small-Cap Stock Fund  — 1 —
Small-Cap Value Fund  — 8 —
U.S. Large-Cap Core Fund  — (29) —
U.S. Treasury Long-Term Index Fund  — (8) 6
Value Fund  — 82 —
U.S. Treasury Money Fund, 3.74% — — 6
Affiliates not held at period end — 1 —
Totals $ 3# $ (258) $ 112+

T. ROWE PRICE Retirement Income 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $112 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Income 2025
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1843-054Q1 03/26